Schedule of Composition of Purchase Price (Details) - Athlon Holdings, Inc. [Member] - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	Apr. 02, 2022	Apr. 01, 2022
Asset Acquisition [Line Items]
Payments for acquire	$ 11,840	$ 12,085
Fair value of shares issued in acquisition	3,141	3,141
Deferred cash payments, as discounted		628
Business combination consideration transferred1	$ 15,854	$ 15,854